Property, Plant and Equipment - Schedule of Accumulated Depreciation of Property, Plant and Equipment (Details) - Accumulated amortization [Member] - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Accumulated Depreciation of Property, Plant and Equipment [Line Items]
Balance	$ 25,619	$ 23,109
Depreciation expense	1,082	1,066
Conversion effects	(1,282)	1,444
Balance	25,419	25,619
Buildings [Member]
Schedule of Accumulated Depreciation of Property, Plant and Equipment [Line Items]
Balance	1,355	1,318
Depreciation expense	38	57
Conversion effects	(7)	(20)
Balance	1,386	1,355
Machinery and equipment [Member]
Schedule of Accumulated Depreciation of Property, Plant and Equipment [Line Items]
Balance	24,091	21,619
Depreciation expense	1,043	1,002
Conversion effects	(1,266)	1,470
Balance	23,868	24,091
Transportation equipment [Member]
Schedule of Accumulated Depreciation of Property, Plant and Equipment [Line Items]
Balance	86	87
Depreciation expense	1	2
Conversion effects	(1)	(3)
Balance	86	86
Furniture, mixtures and computer equipment [Member]
Schedule of Accumulated Depreciation of Property, Plant and Equipment [Line Items]
Balance	87	85
Depreciation expense	0	5
Conversion effects	(8)	(3)
Balance	$ 79	$ 87